Income Tax (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryover	$ 4,989,300	$ 4,570,400
Accrued related party payroll	11,000	17,300
Valuation allowance	(5,000,300)	(4,587,700)
Deferred tax asset, net	$ 0	$ 0